Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease liability	$ 23,132	$ 0
Operating lease right-of-use assets	$ 93,098	79,485
Accounting Standards Update 2016-02
Lease liability		82,300
Operating lease right-of-use assets		$ 76,000